Share capital and additional paid-in capital (Details) - CNY (¥) ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Disposal of discontinued operations and subsidiaries	¥ 27,931
Additional paid-in capital
Statement [Line Items]
Beginning Balance, Amount			¥ 383,174
Shares Issued During The Year, Amount	1,596	¥ 54,509	510
Disposal of discontinued operations and subsidiaries	66,534
Conversion of convertible notes	6,004
Ending Balance, Amount	512,327	438,193	383,684
Ordinary Stock Shares [Member]
Statement [Line Items]
Beginning Balance, Amount			326
Shares Issued During The Year, Amount	139	3,470	14
Disposal of discontinued operations and subsidiaries	0
Conversion of convertible notes	1,036
Ending Balance, Amount	4,985	3,810	340
Total Equity [member]
Statement [Line Items]
Beginning Balance, Amount			383,500
Shares Issued During The Year, Amount	1,735	57,979	524
Disposal of discontinued operations and subsidiaries	66,534
Conversion of convertible notes	7,040
Ending Balance, Amount	¥ 517,312	¥ 442,003	¥ 384,024
Number of shares [Member]
Statement [Line Items]
Beginning Balance, Shares			1,002,201
Shares Issued During The Year, Shares	384,000	9,702,236	40,257
Conversion of convertible notes	2,876,194
Ending Balance, Shares	14,004,888	10,744,694	1,042,458